Investment Strategy	Oct. 14, 2026
Longview Advantage US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by implementing an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies. The Fund invests in a diverse group of U.S. companies across market sectors, market capitalizations, and industry groups. Equity securities in which the Fund may invest include common stock, equity ETFs, and derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. To determine whether a company is a U.S. company, the Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Fund’s benchmark—the Bloomberg US 3000 Total Return Index.

The Fund seeks equity securities of U.S. companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with higher profitability-to-value ratios. Conversely, the Fund seeks to underweight or exclude securities it expects to have lower returns, such as securities with lower profitability-to-value ratios.

The Adviser defines “value” characteristics mainly using book/price ratios and defines “profitability” characteristics mainly as operating profits to book value ratio. The Fund may also consider other factors when selecting or excluding a security, including industry classification, price momentum, liquidity, float, securities lending, market capitalization, profitability growth, and asset growth.

In managing the Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term capital appreciation.

The Fund may lend its portfolio securities to generate additional income. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

The Adviser may sell a security or reduce its position if:

● The original investment thesis for a company’s securities is no longer valid; or

● A more attractively priced security is found.

The Fund intends to elect to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. companies.
Longview Advantage Expected Return ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) and pursues its investment objective by implementing an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. publicly traded companies that the Adviser determines have the highest expected returns based on valuation and profitability characteristics, with investments generally limited to approximately the top 2.5% of the U.S. equity market based on those expected returns. The Fund invests in a diverse group of U.S. companies across market sectors and industry groups. Equity securities in which the Fund may invest include common stock, equity ETFs, and derivative instruments that give exposure to equities, such as futures contracts, including futures contracts of U.S. indices. To determine whether a company is a U.S. company, the Adviser will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the Bloomberg US 3000 Total Return Index.

The Fund will place an enhanced emphasis on securities of U.S. companies with higher profitability-to-value ratios. The Adviser defines “value” characteristics mainly using book/price ratios, and defines “profitability” characteristics mainly as operating profits to book value ratio. The Fund may vary the exposure to companies with higher profitability-to-value ratio over time. The Fund may also consider other factors when selecting or excluding a security, including industry classification, price momentum, liquidity, float, securities lending, market capitalization, profitability growth, and asset growth.

In managing the Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term capital appreciation.

The Fund may lend its portfolio securities to generate additional income. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The Fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

The Adviser may sell a security or reduce its position if:

● The original investment thesis for a company’s securities is no longer valid; or

● A more attractively priced security is found.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. publicly traded companies that the Adviser determines have the highest expected returns based on valuation and profitability characteristics, with investments generally limited to approximately the top 2.5% of the U.S. equity market based on those expected returns.